Financial risk management - Loans given - Additional Information (Detail) - Convertible loan [member] - Icolo Ltd. [member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of financial risk management [line items]
Loan amount	$ 4.5
Loans disbursed	$ 4.0